Net loss per share	12 Months Ended
Dec. 31, 2021
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Net loss per share

27.	Net loss per share
Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the period, excluding common stock equivalents, adjusted for the effect of the corporate reorganization as discussed in Note 3 and applied retrospectively to all prior periods presented. The diluted net loss per share reflects the basic net loss per share, since the effects of potentially dilutive securities are antidilutive given the net loss for each period presented.
For the periods included in these financial statements the Group was loss-making in all periods, therefore, anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding equity awards during the periods and the 7,187,500 Immatics Warrants issued in 2020 and outstanding as of December 31, 2021. These warrants and options could potentially dilute basic earnings per share in the future. See Note 18 for details of outstanding share options.